PROPERTY, PLANT AND EQUIPMENT - Schedule of right of use assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Airbus A319
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft	26
Airbus 320
Right of Use [Roll Forward]
Number of aircrafts contracts under renegotiations | aircraft	6
Net right of use assets
Right of Use [Roll Forward]
Opening balances	$ 2,199,205	$ 1,390,527	$ 2,154,749
Additions	652,561	1,016,302	385,658
Depreciation expense	(311,549)	(193,386)	(266,170)
Cumulative translate adjustment	(8,269)	3,407	2,311
Other increases (decreases)	183,606	(17,645)	(886,021)
Total changes	516,349	808,678	(764,222)
Final balances	2,715,554	2,199,205	1,390,527
Aircraft
Right of Use [Roll Forward]
Opening balances	2,145,082	1,326,821	2,101,742
Additions	601,723	1,013,314	372,571
Depreciation expense	(284,234)	(178,570)	(249,802)
Cumulative translate adjustment	48	56	919
Other increases (decreases)	85,436	(16,539)	(898,609)
Total changes	402,973	818,261	(774,921)
Final balances	2,548,055	2,145,082	1,326,821
Others
Right of Use [Roll Forward]
Opening balances	54,123	63,706	53,007
Additions	50,838	2,988	13,087
Depreciation expense	(27,315)	(14,816)	(16,368)
Cumulative translate adjustment	(8,317)	3,351	1,392
Other increases (decreases)	98,170	(1,106)	12,588
Total changes	113,376	(9,583)	10,699
Final balances	$ 167,499	$ 54,123	$ 63,706